RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2023
RECLAMATION PROVISION
RECLAMATION PROVISION

15. RECLAMATION PROVISION

Management’s estimate of the reclamation provision at December 31, 2023, is $2,195 (December 31, 2022 – $445), and the undiscounted value of the obligation is $5,491 (December 31, 2022 – $1,454).

The present value of the obligation was calculated using a risk-free interest rate of 9.82% (December 31, 2022 – 9.65%) and an inflation rate of 3.76% (December 31, 2022 – 7.82%). Reclamation activities are estimated to begin in 2025 for the San Gonzalo Mine and in 2042 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	December 31, 2023	December 31, 2022

Balance at beginning of the period	$445	$726
Changes in estimates	1,615	(364)
Unwinding of discount related to continuing operations	49	44
Effect of movements in exchange rates	86	39
Balance at end of the period	$2,195	$445